Financial Statements Schedule I - Statements Of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Operating activities:
Net income	$ 28,812	179,504	118,138	221,794	$ 28,071	174,887	114,832	215,751
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	3,345	20,837	15,483	13,113	3,345	20,837	15,483	13,113
Income in investment in subsidiaries					(31,741)	(197,748)	(127,249)	(226,099)
Changes in operating assets and liabilities:
Deferred revenue	14,521	90,468	92,803	42,283	(242)	(1,508)	(1,825)	6,700
Other current assets	(4,720)	(29,404)	(15,684)	(13,404)	(388)	(2,412)	12,269	(18,581)
Accrued expenses and other current liabilities	5,791	36,076	34,246	16,290	135	840	(818)	15
Net cash provided by (used in) operating activities	114,879	715,720	458,740	469,126	(820)	(5,104)	12,692	(9,101)
Investing activities:
Collection from amount due from subsidiaries								13,654
Investment in subsidiaries					(5,654)	(35,227)		(979,345)
Net cash used in investing activities	(171,447)	(1,068,130)	(734,577)	(515,310)	(5,654)	(35,227)		(965,691)
Financing activities:
Proceeds from issuance ordinary shares				959,104				959,104
Ordinary share issuance costs, net of existing shareholder reimbursements				3,929				3,930
Net proceeds from issuance of ordinary shares upon exercise of option	2,973	18,520	7,285	41,125	2,973	18,520	7,285	41,125
Net proceeds from exercise of warrants				17,873				17,873
Net cash provided by financing activities	3,195	19,895	13,834	845,837	2,973	18,520	7,285	1,022,032
Effect of exchange rate changes on cash and cash equivalents	122	758	(16,463)	(10,173)	(49)	(305)	(14,806)	(16,189)
Net increase in cash and cash equivalents	(53,251)	(331,757)	(278,466)	789,480	(3,550)	(22,116)	5,171	31,051
Cash and cash equivalents at the beginning of the year	125,456	781,601	1,060,067	270,587	7,234	45,069	39,898	8,847
Cash and cash equivalents at the end of the year	72,205	449,844	781,601	1,060,067	3,684	22,953	45,069	39,898
Supplemental schedule of non-cash investing and financing activities:
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables				7,614				7,614
Issuance of ordinary shares upon exercise of options from subscription deposit				1,217				1,217
Issuance warrant for acquisition of noncontrolling interest				7,067				7,067
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	$ 47	290	499		$ 47	290	499